Property, Plant and Equipment - Acquisition Cost and Accumulated Depreciation (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	¥ 536,801
End of period	1,316,531	¥ 536,801
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,191,398	1,134,432
Additions	188,394	74,527
Acquisitions through business combinations	685,898	0
Transfers	(11,988)	(770)
Disposals and other decreases	(72,909)	(19,340)
Reclassification to assets held for sale (Note 19)	(12,292)	(4,266)
Foreign currency translation differences	(6,002)	7,584
Other	(7,547)	(769)
End of period	1,954,952	1,191,398
Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(654,597)	(607,088)
Depreciation, property, plant and equipment	(63,318)	(47,507)
Impairment loss	(621)	(14,220)
Transfers	0	732
Disposals and other decreases	60,223	17,095
Reclassification to assets held for sale (Note 19)	10,619	1,542
Foreign currency translation differences	5,599	(5,170)
Other	3,674	19
End of period	(638,421)	(654,597)
Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	536,801	527,344
End of period	1,316,531	536,801
Buildings and structures | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	548,329	515,202
Additions	123,099	19,778
Acquisitions through business combinations	267,871	0
Transfers	42,353	15,741
Disposals and other decreases	(35,073)	(864)
Reclassification to assets held for sale (Note 19)	(2,272)	(1,830)
Foreign currency translation differences	1,596	630
Other	(4,418)	(328)
End of period	941,485	548,329
Buildings and structures | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(254,699)	(222,794)
Depreciation, property, plant and equipment	(24,261)	(19,480)
Impairment loss	(355)	(13,620)
Transfers	(1,269)	637
Disposals and other decreases	27,045	701
Reclassification to assets held for sale (Note 19)	1,109	525
Foreign currency translation differences	1,203	(774)
Other	2,249	106
End of period	(248,978)	(254,699)
Buildings and structures | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	293,630	292,408
End of period	692,507	293,630
Machinery and vehicles | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	408,745	384,184
Additions	12,974	11,327
Acquisitions through business combinations	244,277	0
Transfers	9,511	19,184
Disposals and other decreases	(23,933)	(8,459)
Reclassification to assets held for sale (Note 19)	(167)	(2,066)
Foreign currency translation differences	(2,611)	5,020
Other	(1,698)	(445)
End of period	647,098	408,745
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(309,759)	(292,117)
Depreciation, property, plant and equipment	(29,888)	(21,357)
Impairment loss	(151)	(454)
Transfers	374	5
Disposals and other decreases	23,225	7,126
Reclassification to assets held for sale (Note 19)	168	846
Foreign currency translation differences	3,535	(3,829)
Other	1,179	21
End of period	(311,317)	(309,759)
Machinery and vehicles | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	98,986	92,067
End of period	335,781	98,986
Tools, furniture, and fixtures | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	106,551	107,408
Additions	7,374	6,288
Acquisitions through business combinations	26,909	0
Transfers	3,055	1,615
Disposals and other decreases	(10,132)	(9,564)
Reclassification to assets held for sale (Note 19)	(9,784)	(276)
Foreign currency translation differences	(1,271)	767
Other	(624)	313
End of period	122,078	106,551
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(86,988)	(89,197)
Depreciation, property, plant and equipment	(9,169)	(6,670)
Impairment loss	(72)	(9)
Transfers	895	90
Disposals and other decreases	9,953	9,268
Reclassification to assets held for sale (Note 19)	9,342	171
Foreign currency translation differences	831	(533)
Other	246	(108)
End of period	(74,962)	(86,988)
Tools, furniture, and fixtures | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	19,563	18,211
End of period	47,116	19,563
Land | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	70,089	69,586
Additions	383	63
Acquisitions through business combinations	46,117	0
Transfers	(11,519)	72
Disposals and other decreases	(3,397)	(77)
Reclassification to assets held for sale (Note 19)	(69)	(94)
Foreign currency translation differences	125	541
Other	2	(2)
End of period	101,731	70,089
Land | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(395)	(361)
Depreciation, property, plant and equipment	0	0
Impairment loss	0	0
Transfers	0	0
Disposals and other decreases	0	0
Reclassification to assets held for sale (Note 19)	0	0
Foreign currency translation differences	21	(34)
Other	0	0
End of period	(374)	(395)
Land | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	69,694	69,225
End of period	101,357	69,694
Construction in progress | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	57,684	58,052
Additions	44,564	37,071
Acquisitions through business combinations	100,724	0
Transfers	(55,388)	(37,382)
Disposals and other decreases	(374)	(376)
Reclassification to assets held for sale (Note 19)	0	0
Foreign currency translation differences	(3,841)	626
Other	(809)	(307)
End of period	142,560	57,684
Construction in progress | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(2,756)	(2,619)
Depreciation, property, plant and equipment	0	0
Impairment loss	(43)	(137)
Transfers	0	0
Disposals and other decreases	0	0
Reclassification to assets held for sale (Note 19)	0	0
Foreign currency translation differences	9	0
Other	0	0
End of period	(2,790)	(2,756)
Construction in progress | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	54,928	55,433
End of period	¥ 139,770	¥ 54,928